INCOME TAX EXPENSE (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statutory federal and provincial tax rate									27.00%	27.00%	27.00%
Expected tax recovery at statutory rate									$ (8,140)	$ (11,301)	$ (7,490)
Foreign income taxed at higher rates									(892)	(68)	25
Permanent differences and other									529	339	243
Uncertain tax position									33	0	0
Research and development tax credits									2,419	(1,569)	0
Deferred Revenue									1,825	0	0
Deferred True-up									4,225	0	0
Gain on Sale of Assets									2,703	0	0
Valuation allowances									(2,460)	12,743	7,308
Income tax expense	$ 374	$ (11)	$ (138)	$ 17	$ 112	$ 6	$ 10	$ 16	$ 242	$ 144	$ 86